Derivatives (Commodity Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 MBbls MMMBTU		Dec. 31, 2011 MMMBTU MBbls
Derivative [Line Items]
Premiums paid for put options on oil and natural gas commodity derivative contracts		$ 583
Volumes of natural gas production on settled derivatives (in MMMbtu)		140,884		64,457
Average contract price per MMBtu on settled derivatives		5.41		8.24
Volumes of oil production on settled derivatives (in MBbls)		11,289		7,917
Average contract price per barrel on settled derivatives		97.61		85.70
Realized Gain (Loss) on Interest Rate Derivatives Not Designated as Hedging Instruments Canceled Before Settlement Date	$ 124
2013 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		173,488
Weighted Average Fixed Price (in usd per energy unit)		5.29
2013 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		87,290
Weighted Average Fixed Price (in usd per energy unit)		5.22
2013 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		86,198	[1]
Weighted Average Short Put Price (in usd per energy unit)		5.37	[1]
2013 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		14,976
Weighted Average Fixed Price (in usd per energy unit)		95.57
2013 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,871	[2]
Weighted Average Fixed Price (in usd per energy unit)		94.97	[2]
2013 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,105
Weighted Average Short Put Price (in usd per energy unit)		97.86
2013 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		77,800	[3]
Hedged Differential (in usd per energy unit)		(0.56)	[3]
2013 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		34,785	[3]
Hedged Differential (in usd per energy unit)		(0.20)	[3]
2013 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,600	[3]
Hedged Differential (in usd per energy unit)		0.10	[3]
2013 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,731	[3]
Hedged Differential (in usd per energy unit)		(0.10)	[3]
2013 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,636	[3]
Hedged Differential (in usd per energy unit)		(0.20)	[3]
2013 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		6,944	[4]
Hedged Differential (in usd per energy unit)		0.22	[4]
2013 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570
2014 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		177,029
Weighted Average Fixed Price (in usd per energy unit)		5.14
2014 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		97,401
Weighted Average Fixed Price (in usd per energy unit)		5.25
2014 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,628	[1]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]
2014 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,863
Weighted Average Fixed Price (in usd per energy unit)		92.52
2014 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,903	[2]
Weighted Average Fixed Price (in usd per energy unit)		92.92	[2]
2014 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,960
Weighted Average Short Put Price (in usd per energy unit)		91.30
2014 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,388	[3]
Hedged Differential (in usd per energy unit)		(0.33)	[3]
2014 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,026	[3]
Hedged Differential (in usd per energy unit)		(0.20)	[3]
2014 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,490	[3]
Hedged Differential (in usd per energy unit)		0.08	[3]
2014 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,256	[3]
Hedged Differential (in usd per energy unit)		(0.10)	[3]
2014 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[3]
Hedged Differential (in usd per energy unit)		(0.21)	[3]
2014 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,254	[4]
Hedged Differential (in usd per energy unit)		0.22	[4]
2014 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570
2015 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		189,895
Weighted Average Fixed Price (in usd per energy unit)		5.12
2015 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		118,041
Weighted Average Fixed Price (in usd per energy unit)		5.19
2015 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		71,854	[1]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]
2015 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,025
Weighted Average Fixed Price (in usd per energy unit)		94.81
2015 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,599	[2]
Weighted Average Fixed Price (in usd per energy unit)		96.23	[2]
2015 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,426
Weighted Average Short Put Price (in usd per energy unit)		90.00
2015 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		87,162	[3]
Hedged Differential (in usd per energy unit)		(0.33)	[3]
2015 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		38,362	[3]
Hedged Differential (in usd per energy unit)		(0.20)	[3]
2015 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,344	[3]
Hedged Differential (in usd per energy unit)		0.06	[3]
2015 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[3]
Hedged Differential (in usd per energy unit)		(0.10)	[3]
2015 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,074	[3]
Hedged Differential (in usd per energy unit)		(0.21)	[3]
2015 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,251	[4]
Hedged Differential (in usd per energy unit)		0.24	[4]
2015 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570
2016 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		198,110
Weighted Average Fixed Price (in usd per energy unit)		4.51
2016 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		121,841
Weighted Average Fixed Price (in usd per energy unit)		4.20
2016 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		76,269	[1]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]
2016 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		14,735
Weighted Average Fixed Price (in usd per energy unit)		90.44
2016 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,464	[2]
Weighted Average Fixed Price (in usd per energy unit)		90.56	[2]
2016 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,271
Weighted Average Short Put Price (in usd per energy unit)		90.00
2016 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		19,764	[3]
Hedged Differential (in usd per energy unit)		(0.31)	[3]
2016 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		39,199	[3]
Hedged Differential (in usd per energy unit)		(0.20)	[3]
2016 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2016 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,575	[3]
Hedged Differential (in usd per energy unit)		(0.10)	[3]
2016 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2016 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,446	[4]
Hedged Differential (in usd per energy unit)		0.25	[4]
2016 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,599
2017 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		187,008
Weighted Average Fixed Price (in usd per energy unit)		4.48
2017 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		120,122
Weighted Average Fixed Price (in usd per energy unit)		4.26
2017 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		66,886	[1]
Weighted Average Short Put Price (in usd per energy unit)		4.88	[1]
2017 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,139
Weighted Average Fixed Price (in usd per energy unit)		89.10
2017 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,755	[2]
Weighted Average Fixed Price (in usd per energy unit)		89.02	[2]
2017 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		384
Weighted Average Short Put Price (in usd per energy unit)		90.00
2017 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		100.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384
2017 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2017 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2017 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2017 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2017 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2017 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		6,486	[4]
Hedged Differential (in usd per energy unit)		0.25	[4]
2018 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500
Weighted Average Fixed Price (in usd per energy unit)		5.00
2018 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500
Weighted Average Fixed Price (in usd per energy unit)		5.00
2018 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[1]
Weighted Average Short Put Price (in usd per energy unit)		0.00	[1]
2018 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0
Weighted Average Fixed Price (in usd per energy unit)		0.00
2018 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[2]
Weighted Average Fixed Price (in usd per energy unit)		0.00	[2]
2018 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0
Weighted Average Short Put Price (in usd per energy unit)		0.00
2018 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		100.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384
2018 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2018 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2018 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2018 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2018 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[3]
Hedged Differential (in usd per energy unit)		0.00	[3]
2018 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[4]
Hedged Differential (in usd per energy unit)		0.00	[4]
2019 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		90.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384

[1]	Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[2]	Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[3]	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
[4]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).